May 3, 2010

Via EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

RE: Principal Variable Contracts Funds, Inc. (the "Fund") File Nos. 02-35570, 811-01944

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the Fund certifies the form of Prospectus and Statement of Additional Information would have been filed under
1933 Act Rule 497(b) or (c) would not have differed from those contained in the Fund's most recent post-effective amendment to its registration statement on Form N-1A. That post-effective amendment
(#75) was filed electronically with the Securities and Exchange Commission on April 28, 2010
(Accession #0000898745-10-000263).

If you have any questions regarding this filing, please call me at 515-235-9154.

Very truly yours,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel
Principal Variable Contracts Funds, Inc.

JAM/ka